Statutory Reserves - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Accrued for general reserve	$ 11,912	$ 4,162	$ 3,620
Percentage allocation of profits to development fund	25.00%
Profit private school minimum appropriations of audited annual net income	10.00%
Non-profit private school minimum appropriations of audited annual increase in the unrestricted net assets of the school	10.00%
Group transfers to the statutory reserves	$ 17,164	21,091	16,842
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves	$ 5,252	$ 16,929	$ 13,222